As Filed With the Securities and Exchange Commission on December 10, 1999

                                               Securities Act File No. 333-41237
                                       Investment Company Act File No. 811-08523
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                          Pre-Effective Amendment No.
                          Post-Effective Amendment No.2

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                 Amendment No. 4

                        (Check appropriate box or boxes)

                  U.S. GLOBAL LEADERS VARIABLE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

                            630 Fifth Ave., Ste. 2910
                               New York, NY 10111
          (Address of Principal Executive Offices, including Zip Code)

                                 (212) 765-5350
              (Registrant's Telephone Number, including Area Code)

                               Julie Allecta, Esq.
                        Paul, Hastings, Janofsky & Walker
                               345 California St.
                            San Francisco, CA, 94104

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


             [ ] Immediately upon filing pursuant to paragraph (b)
             [X] On December 11, 1999 pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] On pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
U.S. GLOBAL LEADERS GROWTH VARIABLE INSURANCE FUND


         U.S. Global Leaders Growth Variable Insurance Fund is a growth stock mutual fund. The Fund seeks growth of capital. The Fund seeks to achieve its investment goal through its investment in U.S. growth companies with a global reach.

         Shares of the Fund are offered only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts owned by their respective policy holders or contract holders.



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION DOES NOT APPROVE OR DISAPPROVE OF THESE SHARES OR DETERMINE WHETHER THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                The date of this Prospectus is December 13, 1999

                                TABLE OF CONTENTS

An Overview of the Fund .................................................... 3
Fees and Expenses .......................................................... 4
Investment Objective and Principal Investment Strategies ................... 6
Principal Risks of Investing in the Fund ................................... 7
Investment Advisor ......................................................... 7
Purchases and Redemptions .................................................. 8
Pricing of Fund Shares ..................................................... 9
Dividends and Distributions ................................................ 9
Tax Consequences ........................................................... 9

                             AN OVERVIEW OF THE FUND

THE FUND'S INVESTMENT GOAL

The Fund seeks long-term growth of capital.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment goal through its investment in growth companies with a global reach. The Fund primarily invests in common stocks of U.S. companies that have substantial international activities ("U.S. Global Leaders"). The Advisor considers U.S. companies that have leading positions in growing markets in developed countries and also derive a substantial portion of their profits in fast-growing emerging markets as U.S. Global Leaders. The Advisor considers U.S. Global Leaders companies typically to possess the following qualities:

     *    Hold leading market shares of their relevant growth markets
     *    Supply consumable products or services
     * Maintain strong balance sheets with relatively low debt to equity ratios

Unlike mutual funds that are classified as "global" funds, the Fund does not have a principal investment policy that calls for foreign investing.

The Fund is non-diversified. This means that with respect to 50% of its assets, it may make larger investments in individual companies than a fund that is diversified. However, with respect to the other 50% of its assets, the Fund may only invest 5% of its assets in any individual security.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

     *    The stock market goes down
     *    Interest rates rise which can result in a decline in the equity market
     *    Growth stocks fall out of favor with the stock market
     * Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
     * Because the Fund has the ability to take larger positions in a small number of issuers, the Fund's share price may be more volatile than the share price of a diversified fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF THE BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for investors who:

     *    Are pursuing a long-term goal such as retirement
     * Want to add an investment with growth potential to diversify their investment portfolio
     *    Are willing to accept higher short-term risk

The Fund may not be appropriate for investors who:

     *    Need regular income or stability of principal
     *    Are pursuing a short-term goal

                                FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases ..................    None
Maximum deferred sales charge (load) ..............................    None

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund assets)

Management Fees ...................................................    1.00%
Other Expenses ....................................................    1.00%
Total Annual Fund Operating Expenses ..............................    2.00%
Fee Reduction and/or Expense Reimbursement ........................   (0.52)%
Net Expenses ......................................................    1.48%

----------
* Other expenses are estimated for the first fiscal year of the Fund. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed the net expense amount shown. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

          One Year .................. $15
          Three Years ..............  $49

INSURANCE POLICIES AND CONTRACTS

         Shares of the Fund are offered only to insurance company separate accounts that fund the benefits of variable life insurance policies or variable annuity contracts owned by their respective policy holders or contract holders ("Contracts"). An insurance company separate account's interest is limited to the Fund(s) in which the separate account invests. Separate accounts may purchase or redeem shares at net asset value without any sales or redemption charge. Fees and charges imposed by the separate account, however, will affect the actual return to the holder of a Contract. A separate account may also impose certain restrictions or limitations on the allocation of purchase payments or Contract value to the Fund. Prospective investors should read the applicable Contract prospectus carefully for information regarding fees and expenses of the Contract and separate account and any applicable restrictions or limitations.

         Shares of the Fund may be offered to the separate accounts of various unrelated insurance companies ("shared funding"). Shares of the Fund may serve as the underlying investments for both variable annuity and variable life insurance contracts of the same or related insurance companies ("mixed funding"). Due to the differences in tax treatment or other considerations to such mixed and shared funding, the interests of various Contract owners might at some time be in conflict. The Fund currently does not foresee any such conflict. However, the Fund's Board of Trustees intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


         The goal of the U.S. Global Leaders Growth Variable Insurance Fund is to seek growth of capital.


         The Fund invests primarily in common stocks of United States companies that have substantial international activities. ("U.S. Global Leaders"). Under normal market conditions, at least 65% of the Fund's total assets will be invested in stocks of companies the Advisor regards as U.S. Global Leaders. U.S. Global Leaders companies typically:

     * Hold leading market shares of their relevant growth markets, and hence possess the pricing flexibility that results in high profit margins and high investment returns.

     * Supply consumable products or services so that their revenue streams are recurring rather than derived from infrequent or postponable sales of big-ticket items.

     * Maintain strong balance sheets with relatively low debt to equity ratios.

         The Advisor believes that companies with these characteristics should have relatively low business risk and relatively high sustainability of earnings growth.

         The Advisor believes that leading multinational companies traded publicly in U.S. securities markets have a number of advantages that make them attractive investments. U.S. capital markets are large and liquid. Accounting practices are consistent and well regulated. Currency and political risks are minimized, and the costs associated with investing abroad are reduced.

         Companies that have leading positions in growing markets in the U.S. and other developed countries and also derive a significant portion of their profits in fast-growing emerging markets are relatively limited in number at this time. Because of the difficulty and expense in building broad-based distribution in newer global markets, it appears likely that the number of such companies will not expand rapidly. Thus, the Advisor believes that the stocks of multinational companies that can sustain superior global earnings growth are likely to be accorded premium relative valuations.

         The Advisor's investment policy is to identify U.S. Global Leaders companies with superior long-term earnings prospects and to continue to own them as long as their managements are fulfilling their mission. As long as the Advisor believes that shares of such companies continue to enjoy favorable prospects for capital growth and that they are not overvalued in the marketplace, such shares are ordinarily retained.

         The Fund anticipates that its portfolio turnover rate will not exceed 25%. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading can also lead to lower transaction costs, which could help to improve the Fund's performance.

         Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

                    PRINCIPAL RISKS OF INVESTING IN THE FUND

         The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return are summarized above in "An Overview of the Fund." These risks are discussed in more detail below.

         MANAGEMENT RISK. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

         MARKET RISK. Market risk means that the price of common stock may move up or down (sometimes rapidly and unpredictably) in response to general market and economic conditions, investor perception and anticipated events, as well as the activities of the particular issuer. Market risk may affect a single issuer, industry, section of the economy or the market as a whole. Since the Fund invests in equity securities of undervalued companies, its share price will change daily in response to stock market movements.

         YEAR 2000 RISK. The risk that the Fund could be adversely affected if the computer systems used by the Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000
Problem."
This situation may negatively affect the companies in which the Fund invests and by extension the value of the Fund's shares. Although the Fund's service providers are taking steps to address this issue, there may still be some risk of adverse effects.

                               INVESTMENT ADVISOR

         Yeager, Wood & Marshall Incorporated is the Fund's investment advisor. The Advisor is located at 630 Fifth Avenue, New York, NY 10011. The Advisor has been providing investment advisory services since 1968 and is controlled by Mr. George M. Yeager, President. The Advisor provides investment advisory services to individual and institutional investors with assets under management in excess of $500 million. Mr. Yeager is responsible for the management of the Fund's portfolio.

         The Advisor supervises the Fund's investment activities and determines which securities are purchased and sold by the Fund. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets at the rate of 1.00% annually.

FUND EXPENSES

         The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.48% of the Fund's average daily net assets.

Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund if the Advisor requests in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

PERFORMANCE INFORMATION: RELATED MUTUAL FUND

         Set forth below is the average annual total return for the U.S. Global Leaders Growth Fund (the "U.S. Global Fund"), a registered open-end investment company with the same investment adviser, investment objective and policies as the Variable Insurance Fund. The portfolio manager for the U.S. Global Fund is the same individual who manages the Variable Insurance Fund. The returns for the U.S. Global Fund are net of advisory fees and other operating expenses; the U.S. Global Fund does not impose any sales charges.

         The U.S. Global Fund is offered to individual and institutional investors and other taxable accounts generally and is not offered to separate accounts of insurance companies funding Contracts.

         As noted above, fees and charges are imposed pursuant to the terms of the Contracts funded by the separate accounts that invest in the Variable Annuity Fund. Performance information for the Variable Annuity Fund will be presented in conjunction with performance information about these Contracts. Purchasers should bear in mind that the total returns for the separate account assets that relate to the Contracts will be lower than the total returns for the U.S. Global Fund set forth below, which was not subject to the fees and charges assessed under the Contracts. Purchasers should not rely on the past performance for the U.S. Global Fund or for the Variable Annuity Fund itself as an indication of future performance of the Contracts or the Variable Annuity Fund.

                         U.S. Global Leaders Growth Fund
                           Average Annual Total Return

Year Ended December 31, 1998                         22.82%
Inception (September 29, 1995) through
 September 30, 1999                                  23.28%

                            PURCHASES AND REDEMPTIONS

         Shares of the Fund are offered only to the insurance company separate accounts that fund the Contracts. All such shares may be purchased or redeemed by the separate accounts without any sales or redemption charge at net asset value next determined after receipt of a purchase order. Proceeds from redemptions of shares in the Fund will be paid on or before the seventh day following the request for redemption by a Contract holder.

                             PRICING OF FUND SHARES

         The price of the Fund's shares is based on the Fund's net asset value. This is done by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.

         The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS


         The Fund will make distributions of dividends and capital gains, if any, at least annually, typically after year end. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31. All distributions will be reinvested in Fund shares unless the Fund's Transfer Agent is instructed otherwise.


                                TAX CONSEQUENCES

         You will not be subject to taxes as the result of purchases or sales of Fund shares by the insurance company separate accounts, or receipt of Fund dividends or other distributions by the insurance company separate accounts. However, there are tax consequences associated with investing in the variable annuity and variable life insurance contracts the premiums from which are invested in the insurance company separate accounts. These are discussed in the attached Separate Account prospectus.

               U.S. GLOBAL LEADERS GROWTH VARIABLE INSURANCE FUND


For investors who want more information about the Fund, the following document is available free upon request:


STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

               U.S. Global Leaders Growth Variable Insurance Fund
                                630 Fifth Avenue
                               New York, NY 10011
                    Telephone: (212) 765-5350 (call collect)

You can review and copy information including the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies:

     * For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009, or

     *    For a fee, by calling 1-800-SEC-0330, or

     *    Free  of   charge   from  the   Commission's   Internet   website   at
          http://www.sec.gov.


                                          (The Fund's SEC Investment Company Act
                                                       file number is 811-08523)

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 13, 1999

               U.S. GLOBAL LEADERS GROWTH VARIABLE INSURANCE FUND
                                630 FIFTH AVENUE
                               NEW YORK, NY 10111
                                 (212) 765-5350


         This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the prospectus dated December 13, 1999, as may be revised, of the U.S. Global Leaders Growth Variable Insurance Fund (the "Fund"). A copy of the Fund's prospectus is available by calling the number listed above or (212) 633-9700.



                                TABLE OF CONTENTS

THE TRUST................................................................. B-2
INVESTMENT OBJECTIVE AND POLICIES......................................... B-2
INVESTMENT RESTRICTIONS................................................... B-6
DISTRIBUTIONS AND TAX INFORMATION......................................... B-7
TRUSTEES AND EXECUTIVE OFFICERS........................................... B-9
INVESTMENT ADVISOR........................................................ B-11
THE FUND'S ADMINISTRATOR.................................................. B-11
EXECUTION OF PORTFOLIO TRANSACTIONS....................................... B-12
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................ B-13
DETERMINATION OF SHARE PRICE.............................................. B-14
PERFORMANCE  INFORMATION.................................................. B-15
GENERAL INFORMATION....................................................... B-15
FINANCIAL STATEMENTS...................................................... B-17
APPENDIX  ................................................................ B-20

                                    THE FUND

         The Fund is a series of U.S. Global Leaders Variable Insurance Trust (the "Trust"), which is a registered, open-end management investment company organized as a Delaware business trust. This SAI relates only to the Fund.

         Shares of the Fund are offered only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts owned by their respective policy holders or contract holders.

                        INVESTMENT OBJECTIVE AND POLICIES

         The U.S. Global Leaders Growth Variable Insurance Fund is a mutual fund with the investment objective of seeking growth of capital. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act (the "1940 Act").

         INVESTMENT COMPANIES. The Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investment in money market mutual funds in connection with the Fund's management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

FOREIGN INVESTMENTS

         The Advisor is permitted to invest up to 25% of the Fund's net assets in foreign companies, although the level of such investment is not expected to exceed 15% under normal circumstances. The Advisor intends to invest only in large capitalization, well established foreign issuers the securities of which are traded in the U.S., and which present their financial data in accordance with generally accepted accounting principles in the U.S. Thus, the Advisor expects that there will be little if any risk associated with its foreign investments.

         AMERICAN DEPOSITARY RECEIPTS. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are receipts for the shares of a foreign-based corporation. The Fund treats ADRs as interests in the underlying securities for purposes of its investment policies. A purchaser of an unsponsored ADR may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored ADR.

         RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected by currency restrictions and exchange control regulations enacted from time to time.

         EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, that will take place over a several-year period, could have potential adverse effects on the Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Fund and the Advisor are working with providers of services to the Fund in the areas of clearance and settlement of trade in an effect to avoid any material impact on the Fund due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Fund.

         LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

         TAXES. The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

         COSTS. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

         EMERGING MARKETS. Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

BORROWING

         The Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and may pledge its assets in connection with such borrowings. The Fund will not purchase any securities while any such borrowings exceed 5% of the Fund's total assets.

ILLIQUID SECURITIES

         The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. However, these may become illiquid if institutions become for a time disinterested in buying these securities. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

         SHORT-TERM INVESTMENTS. The Fund may invest in any of the following securities and instruments:

         CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. Make loans to others, except (a) through the occasional purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

         2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

         (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell real estate, commodities or commodity contracts (the Board of Trustees may in the future authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

         5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

         7. Invest in any issuer for purposes of exercising control or management.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

         8. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

         9. Invest, in the aggregate, more than 15% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

TAX INFORMATION

         Shares of the Fund are offered only to insurance company separate accounts that fund the Contracts. Under the Internal Revenue Code of 1986, as amended (the "Code"), no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable insurance contracts. See the applicable Contract prospectus for a discussion of the federal income tax status of (1) the separate accounts that purchase and hold shares of the Funds and (2) the holders of Contracts funded through those accounts.

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

         Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year if the distributions are paid by the Fund during the succeeding January.

         In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, and net short-term capital gain) and must meet several other requirements. The Fund must (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived from the business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and; (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.

         The Fund intends to comply with the diversification requirements imposed by section 817(h) of the Code and the requirements thereunder. These requirements, in addition to the diversification requirements that apply to the Fund Subchapter M of the Code, place certain limitations on the assets of the Fund that may be invested in securities of a single issuer. Specifically, the regulations provide that as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides a "safe harbor," that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other regulated investment companies. Failure of the Fund to satisfy the Section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the Contract holders other than as described in the applicable Contract prospectus. Even if the diversification requirements of section 817(h) are met, a Contract owner might be subject to current federal income taxation if the owner has excessive control over the investments underlying the Contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time, it is impossible to predict what the guidelines will include and the extent, if any, to which they may be retroactive.

         The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Fund's activities or of the Contracts, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Fund and to dividends and other distributions therefrom.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli,* 04/03/50 President and Trustee
915 Broadway, New York, New York 10010. Executive Vice President, The Wadsworth Group (consultants); Executive Vice President of Investment Company Administration L.L.C. ("ICA") (mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor).

Dorothy A. Berry, 08/12/43 Chairman and Trustee
14 Five Roses East, Ancram, NY 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook 09/10/39 Trustee
One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel 05/23 /38 Trustee
2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (computer software); formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington 06/01/44 Trustee
1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky* 6/17/47 Treasurer
2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992- 1996).

Robin Berger* 11/17/56 Secretary
915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group.

Robert H. Wadsworth* 01/25/40 Vice President
4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group; President of ICA and FFD.

* Indicates an "interested person" of the Trust as defined in the 1940 Act.

         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $1000. Trustees also receive a fee of $1000 for any special meeting attended. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Fund or any other portfolios of the Trust.

          Name of Trustee              Estimated Total Annual Compensation*
          ---------------              ------------------------------------

          Dorothy A. Berry                           $1,000
          Wallace L. Cook                            $1,000
          Carl A. Froebel                            $1,000
          Rowley W.P. Redington                      $1,000

* The Trust is commencing operations as of the date of this SAI. Therefore compensation amounts shown in the table are estimates for the Trust's initial year of operations.

                               INVESTMENT ADVISOR

         The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor is located at 630 Fifth Avenue, New York, NY 10111. The Advisor was founded in 1968 and is controlled by Mr. George M. Yeager, President. The Advisor provides investment advisory services to individual and institutional investors with assets of over $500 million. Mr. Yeager is responsible for management of the Fund's portfolio. Under the Investment Advisory Agreement with the Fund, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually.

         The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

                            THE FUND'S ADMINISTRATOR

         The Fund has an Administration Agreement with Investment Company Administration, LLC (the "Administrator"), a corporation partly owned and controlled by Messrs. Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee at the following annual rate:

            Average net assets               Fee or fee rate
            ------------------               ---------------

            Under $15 million               $30,000
            $15 to $50 million              0.20% of average net assets
            $50 to $100 million             0.15% of average net assets
            $100 million to $150 million    0.10% of average net assets
            Over $150 million               0.05% of average net assets

                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The Fund does not use the Distributor to execute its portfolio transactions.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (I) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last reported bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

         From time to time the Fund may advertise its total return. These figures are based on historical earnings and are not intended to indicate future performance. Total return shows how much an investment in the Fund would have increased (or decreased) over a specified period of time (i.e., one, five or ten years or since inception of the Fund) assuming that all distributions and dividends by the Fund to investors were invested on the reinvestment dates during the period. Total return takes into account any applicable sales charges, but does not take into account any federal or state income taxes which may be payable. The Fund may include comparative information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

         Performance figures for the Fund will not reflect charges made pursuant to the terms of the Contracts funded by the separate accounts that invest in the Fund. Fund performance information will be presented in conjunction with performance information about these Contracts. Purchasers of Contracts, therefore, should recognize that the total return on the separate account assets relating to such Contracts will would be lower than the total return of the Fund for the same period.

                               GENERAL INFORMATION

         Investors in the Fund will be informed of the Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

         Firstar Institutional Custody Services, 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. ICA Fund Services Corp., 4455 East Camelback Rd., Ste. 261-E, Phoenix, AZ 85018 is the Fund's Transfer and Dividend Disbursing Agent.


         Ernst & Young LLP, 725 South Figueroa Street, Los Angeles, CA 90017, are the independent auditors for the Fund.

         Paul, Hastings, Janofsky & Walker LLP , 345 California St., 29th floor, San Francisco, California 94104, are legal counsel to the Fund.

         The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

         The Trust was organized as a Delaware business trust on October 6, 1997. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year of the Fund ends on December 31

         Shares  issued  by  the  Fund  have  no  preemptive,   conversion,   or
subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

         Shareholders of the Fund will vote share in the separate accounts as required by law, as amended or changed from time to time. Under current law, an insurance company that sponsors a separate account investing the Fund is required to request voting instructions from Contract owners and must vote shares held by the separate account in proportion to the voting instructions received. For further information regarding voting rights of Contract owners, see the Contract prospectus.

               U. S. GLOBAL LEADERS GROWTH VARIABLE INSURANCE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                November 30, 1999


ASSETS

  Cash                                                                  $100,000
      Total assets                                                       100,000

LIABILITIES                                                                   --
                                                                        --------

NET ASSETS                                                              $100,000
                                                                        ========


Net asset value, offering and redemption price per share
 ($100,000/10,000 shares pending issuance; unlimited
number of shares authorized without par value)                          $  10.00
                                                                        ========


See accompanying Notes To Financial Statement.

               U. S. GLOBAL LEADERS GROWTH VARIABLE INSURANCE FUND
                          NOTES TO FINANCIAL STATEMENT
                                November 30, 1999

Note 1. Organization:

         U.S. Global Leaders Growth Variable Insurance Fund (the "Fund") is currently the only series of U.S. Global Leaders Variable Insurance Trust (the "Trust"). The Trust was organized in Delaware on October 6, 1997 and is registered with the Securities and Exchange Commission as a non-diversified series of U.S. Global Leaders Growth Variable Insurance Trust (the "Trust"), an open-end management investment company. The investment objective of the Fund is to seek growth of capital.

Note 2. Agreements:

         The Fund intends to enter into an investment advisory agreement with Yeager, Wood, & Marshall, Inc. (the "Investment Advisor") pursuant to which the Investment Advisor will be responsible for providing investment advisory services to the Fund (the "Advisory Agreement"). For services under the Investment Advisory Agreements, the Fund will pay the Investment Advisor at an annual rate of 1.00% of the average daily net asset value of the Fund.

         The Fund intends to enter into an administrative agreement with Investment Company Administration Corporation (the "Administrator") pursuant to which the Administrator will provide the Fund with certain administrative services. For its services, the Administrator will receive a monthly fee at the following annual rate:

         Under $15 million..................$30,000
         $15 to $50 million.................0.20% of average  daily net assets
         $50 to $100 million................0.15% of average  daily net assets
         $100 to $150  million..............0.10% of average  daily net assets
         Over $150 million..................0.05% of average daily net assets

         Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

         The Fund intends to enter into a custody agreement with Firstar Bank (the "Custodian") pursuant to which the Custodian will provide the Fund with custody services for the Fund's assets. The custody agreement provides for custodial fees computed and paid monthly at an annual rate based on the amount of assets under custody, plus transactional fees.

         The Fund intends to enter into an agreement with American Data Services, Inc. (the Fund Accountant") pursuant to which the Fund Accountant will provide the Fund with accounting services. The agreement provides for accounting services computed and paid monthly at an annual rate based on the average net assets of the Fund, plus out-of-pocket expenses.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of U.S. Global Leaders Growth Variable Insurance Fund

         We have audited the accompanying statement of assets and liabilities of U.S. Global Leaders Growth Variable Insurance Fund (the "Fund") as of November 30, 1999. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Fund as of November 30, 1999, in conformity with generally accepted accounting principles.

                                          ERNST & YOUNG LLP

Los Angeles, California
December 8, 1999

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

         Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

         A-1--This  highest  category   indicates  that  the  degree  of  safety
regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

         A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                  U.S. GLOBAL LEADERS VARIABLE INSURANCE TRUST
                                    FORM N-1A

                                     PART C

ITEM 23 EXHIBITS.


          (1)  Agreement and Declaration of Trust (1)
          (2)  By-Laws (1)
          (3)  Specimen Share Certificate (2)
          (4)  Form of Investment Advisory Agreement (1)
          (5)  Not applicable
          (6)  Not applicable
          (7)  (1) Form of Custodian Agreement(2)
               (2)  Form of Transfer Agent Agreement (2)
               (3)  Form of Fund Accounting Service Agreement (2)
               (4)  Form of Administration Agreement (1)
          (9)  Consent and Opinion of Counsel as to legality of shares (2)
          (10) Consent of Accountants
          (11) Not applicable
          (12) Letter of Understanding relating to initial capital (2)
          (13) Not applicable
          (14) Not Applicable
          (15) Not applicable

----------
(1)  Filed with Registration Statement on Form N-1A on November 28, 1997.
(2) Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement (File No. 333-41237) on May 20, 1998.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

Article VII, Section 2 of the Trust's Declaration of Trust provides as follows:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV as amended, File No. 801-4995.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  Not applicable

     (b)  Not applicable

     (c)  Not applicable

ITEM 29. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

         There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.  UNDERTAKINGS

         The  registrant  undertakes  to  furnish  to  each  person  to  whom  a
prospectus   is  delivered  a  copy  of  the  Fund's  latest  annual  report  to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, and state of New York, on the 10th day of December, 1999.


                                    U.S. GLOBAL LEADERS VARIABLE INSURANCE TRUST


                                    By: Steven J. Paggioli
                                       ------------------------------------
                                       /s/ Steven J. Paggioli
                                       President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ Steven J. Paggioli                  Trustee               December 10, 1999
-------------------------------
Steven J. Paggioli

/s/ Robert M. Slotky                    Principal             December 10, 1999
-------------------------------         Financial Officer
Robert M. Slotky

/s/ Dorothy A. Berry                    Trustee               December 10, 1999
-------------------------------
Dorothy A. Berry

/s/ Wallace L. Cook                     Trustee               December 10, 1999
-------------------------------
Wallace L. Cook

/s/ Carl A. Froebel                     Trustee               December 10, 1999
-------------------------------
Carl A. Froebel

/s/ Rowley W. P. Redington              Trustee               December 10, 1999
-------------------------------
Rowley W. P. Redington

                                    EXHIBITS


                      Number               Description
                      ------               -----------
                      99B.10               Consent of Accountants